Offerings	Feb. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	28,175,633
Proposed Maximum Offering Price per Unit	9.23
Maximum Aggregate Offering Price	$ 260,061,092.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,914.44
Offering Note	(1) Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share (Class A Shares) that become issuable under 2021 Equity Incentive Plan (the 2021 Plan) and the 2021 Employee Stock Purchase Plan (the 2021 ESPP) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of Class A Shares. (2) Represents additional Class A Shares that became issuable under the 2021 Plan as of January 1, 2026, by operation of an automatic annual increase provision therein. (4) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $9.23, the average of the high and low price of the Class A Shares on February 24, 2026, as reported on the New York Stock Exchange, which is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	5,533,902
Proposed Maximum Offering Price per Unit	7.85
Maximum Aggregate Offering Price	$ 43,441,130.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,999.22
Offering Note	(1) Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share (Class A Shares) that become issuable under 2021 Equity Incentive Plan (the 2021 Plan) and the 2021 Employee Stock Purchase Plan (the 2021 ESPP) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of Class A Shares. (3) Represents additional Class A Shares that became issuable under the 2021 ESPP as of January 1, 2026, by reason of an automatic annual increase provision therein. (5) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $7.85, the average of the high and low price of the Class A Shares on February 24, 2026 as reported on the New York Stock Exchange, which is within five business days prior to filing this Registration Statement, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2021 ESPP.